Segment Information - Schedule of reconciliation of adjusted EBITDA to loss before income tax (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Adjusted EBITDA To Loss Before Income Tax [Abstract]
Adjusted EBITDA	$ 19,315	$ 27,591	$ 35,663
Headquarters Cost	(30,184)	(23,136)	(23,150)
Changes in fair value of preferred shares and embedded derivatives	(124,146)	16,364	(16,516)
Finance costs – net	(13,453)	(15,964)	(11,707)
Depreciation and amortisation expense	(14,032)	(9,554)	(7,720)
Impairment	(8)	(806)
Share grant and option expenses	(10,470)	(6,660)	(3,204)
Others gains/(losses) – net	(815)	(1,684)	(1,875)
Business acquisition transaction and integration cost	(7,883)
Legal and professional expenses incurred for IPO	(6,070)
Cost of proposed listing			(6,227)
Loss before income tax	$ (187,746)	$ (13,849)	$ (34,736)